Intangible Assets (Details) - Schedule of Intangible assets - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of Intangible assets [Line Items]
Proprietary technology and capitalized internal-use software, Useful Life	3 years
Proprietary technology and capitalized internal-use software	$ 34,791	$ 11,623
Work in process	$ 2,291	1,481	$ 1,481
Customer relationships, Useful Life	15 years
Customer relationships	$ 159,820	5,960
Trade names	24,980	11,820
Less: accumulated amortization	(8,934)	(5,760)	(3,710)
Intangible assets, net	$ 212,948	$ 25,124	$ 9,275
Minimum [Member]
Intangible Assets (Details) - Schedule of Intangible assets [Line Items]
Proprietary technology and capitalized internal-use software, Useful Life	3 years
Customer relationships, Useful Life	10 years
Trade names, Useful Life	10 years
Maximum [Member]
Intangible Assets (Details) - Schedule of Intangible assets [Line Items]
Proprietary technology and capitalized internal-use software, Useful Life	7 years
Customer relationships, Useful Life	15 years
Trade names, Useful Life	15 years